VGOF-P15 09/24

SUPPLEMENT DATED SEPTEMBER 26, 2024

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

OF EACH FUND LISTED IN SCHEDULE A

Effective September 30, 2024, the following changes are made to each Fund’s Summary Prospectus, Prospectus and SAI:

1)	The following is added to the section titled “Your fund’s management – Portfolio managers” in each Fund’s Summary Prospectus and Prospectus:

John Bonelli, Portfolio Manager, portfolio manager of the fund since 2024

Michael Conn, Portfolio Manager, portfolio manager of the fund since 2024

Christopher Sperry, CFA, Portfolio Manager, portfolio manager of the fund since 2024

John Wiley, Portfolio Manager, portfolio manager of the fund since 2024

2)	The following is added to the section titled “Who oversees and manages the fund(s)? – Portfolio managers” in each Fund’s Prospectus:

Portfolio managers	Joined fund	Employer	Positions over past five years
John Bonelli	2024	Franklin Advisers 2010-Present	Portfolio Manager
Michael Conn	2024	Franklin Advisers 2001-Present	Portfolio Manager
Christopher Sperry, CFA	2024	Franklin Advisers 1996-Present	Portfolio Manager
John Wiley	2024	Franklin Advisers 1989-Present	Portfolio Manager

3)	The following is added to the table in the section titled “PORTFOLIO MANAGERS – Other accounts managed” in each Fund’s SAI:

Portfolio managers	Other SEC-registered open-end and closed-end funds		Other accounts that pool assets from more than one client		Other accounts (including separate accounts, managed account programs and single-sponsor defined contribution plan offerings)
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
John Bonelli*	23	$29,871,800,000	0	$0	1	$54,200,000
Michael Conn*	23	$29,871,800,000	0	$0	1	$54,200,000
Christopher Sperry*	23	$29,871,800,000	0	$0	141	$8,813,300,000
John Wiley*	23	$29,871,800,000	0	$0	1	$54,200,000

*Information is provided as of August 31, 2024.

4)	The following is added to the section titled “PORTFOLIO MANAGERS – Ownership of securities” in each Fund’s SAI:
Portfolio manager(s)	Dollar range of fund shares owned
John Bonelli*	None
Michael Conn*	None
Christopher Sperry*	None
John Wiley*	None
*Information is provided as of August 31, 2024

Schedule A

Putnam California Tax Exempt Income Fund
Putnam Massachusetts Tax Exempt Income Fund
Putnam Minnesota Tax Exempt Income Fund
Putnam New Jersey Tax Exempt Income Fund
Putnam New York Tax Exempt Income Fund
Putnam Ohio Tax Exempt Income Fund
Putnam Pennsylvania Tax Exempt Income Fund

Shareholders should retain this Supplement for future reference.

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